OPERATIONS	12 Months Ended
Dec. 31, 2025
Operations [Abstract]
OPERATIONS	OPERATIONS
Embraer S.A. (“Embraer”) is a publicly traded company listed in the Novo Mercado segment of the Brazilian Stock Exchange (B3 S.A. - Brasil, Bolsa, Balcão), under the symbol EMBJ3 (formerly, EMBR3). Additionally, Embraer has issued American Depositary Shares, represented by American Depositary Receipts (“ADRs”) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”) under the symbol EMBJ (formerly, ERJ).
Embraer is domiciled in São José dos Campos, State of São Paulo, Brazil, and, along with its subsidiaries (together referred to as “the Company”), engages in the following main activities:
✈To design, build and market aircraft and aerospace materials and related accessories, components and equipment;
✈To perform and carry out technical activities related to the manufacturing and maintenance of aerospace materials;
✈To contribute training technical personnel as necessary for the aerospace industry;
✈To engage in and provide services for other technological, industrial, commercial, and service activities related to the aerospace industry;
✈To design, build and market equipment, materials, systems, software, accessories, and components for the defense, security, and energy industries, as well as promote and carry out technical activities related to the manufacturing and servicing thereof;
✈To conduct other technological, industrial, commercial and services activities related to the defense, security, and energy industries.
The Company has strategic divisions, which are its reportable segments (see Note 35): Commercial Aviation, Executive Aviation, Defense & Security, and Services & Support.

1.1Significant events and their impacts on the consolidated financial statements
1.1.1New tariffs imposed by the U.S
In July 2025, the United States government announced new tariffs on certain products imported from Brazil, with rates that could reach up to 50%. Products related to the Company’s operations—including aircraft, parts and components used in the Commercial and Executive Aviation segments—remained subject to the previously disclosed general tariff rate of 10%, and were not subject to the maximum rate. Management assessed that the financial impact of these tariffs is expected to be lower than the nominal 10% rate, as a significant portion of the components used in the manufacturing of aircraft are of U.S. origin, thereby reducing the portion of the cost base subject to tariffs applicable exclusively to Brazilian‑origin products. Accordingly, these tariffs are not expected to materially affect the Company’s growth targets.
In the fourth quarter of 2025, the Company completed detailed analyses of the potential effects of the tariffs on its cost structure, margins and profitability. Given the uncertain regulatory environment and the possibility of further revisions by the United States government—as well as potential retaliatory measures by other countries—Management continued to closely monitor the announced measures and their potential implications, while also implementing the actions necessary to mitigate the effects of the tariffs on the Company’s operations.
On February 20, 2026, the United States Supreme Court ruled that the tariffs imposed by the government under the International Emergency Economic Powers Act (“IEEPA”) are unconstitutional and therefore cannot be applied. On the same date, the government announced the imposition of new 10% tariffs under Section 122 of the Trade Act of 1974. In this moment of uncertainty, the Company will continue to monitor this and other developments to assess any potential impacts on its operations.
1.1.2Tax reform
In 2026, the transition to the Brazilian Consumption Tax Reform (“RTC”) began. In the first year, on a trial basis, companies are required only to report the new taxes—the Contribuição sobre Bens e Serviços (“CBS”) and the
Imposto sobre Bens e Serviços (“IBS”)—on their fiscal documents, without any payment obligation. The transition will occur gradually through 2032.
Changes to the applicable tax burden, including the elimination of existing taxes and the introduction of the new ones, are expected to take effect only in 2027. Although the RTC already has enacted legal provisions, its implementation depends on further regulation and the issuance of complementary rules. As of the date of authorization for issuance of these consolidated financial statements, no official tax rates have been defined, and only non‑official estimates exist. A complete assessment of the RTC’s effects will only be possible once the implementing regulations are issued.
Based on the legislation enacted to date, particularly Complementary Law No. 214/2025, the Company believes that the RTC will have a positive impact on its business. The simplification and modernization of the consumption tax system in Brazil are expected to enhance transparency and reduce administrative complexity.
The Company continues to monitor developments related to the RTC and remains in compliance with all requirements applicable to date.
1.1.3Middle East conflicts
The Company continues to closely monitor developments related to the conflicts in the Middle East, a region where security conditions remain unstable. Although no direct impacts on the Company’s operations or supply chain have been identified to date, the Company is monitoring potential risks that could affect its activities, including risks related to the supply of materials, logistics costs and possible transportation disruptions.
As of December 31, 2025, the Company did not have material assets or liabilities exposed to the Middle East region, and therefore no material accounting impacts were identified up to the date these financial statements were authorized for issuance
1.1.4Russia – Ukraine conflict
In compliance with international sanctions imposed on Russia, Belarus, and certain regions of Ukraine under applicable laws, the Company has maintained, since March 2022, the suspension of parts supply, maintenance, and technical support to customers affected by such sanctions.
Although no significant risks to operational continuity have been identified, the Company continues to monitor developments related to the conflict and its potential implications for the global supply chain.
As of December 31, 2025, the Company has no material assets or liabilities exposed to Russia, Belarus or Ukraine; therefore, no relevant accounting impact was identified through the date of authorization for issuance of these consolidated financial statements.
1.1.5Modification of the Contract with the Brazilian Air Force Command
In August 2025, Embraer and the Brazilian Air Force Command entered into a mutual agreement to reduce the total number of KC-390 Millennium aircraft to be delivered under the existing contract from 19 to 18 units. This contractual amendment did not result in any negative impact on earnings or cash flow, as the aircraft removed from the contract has already been redirected for sale to another customer.